Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

27. Commitments

During 2022, the Group entered into various contracts including one non-cancelable contractual commitment for six contractual years primarily related to network infrastructure and our data center operations. These commitments have a minimum guarantee per contractual year and payments will be made in Euro. Additionally, as of December 31, 2022, Sportradar continues to have commitments relating to license payments for non-capitalized or not yet capitalized (i.e., license period has not started yet and advance payments have been already deducted) sports data or media rights licenses. License commitment payments will be made in US Dollars. The following table shows commitments by the Group as of December 31, 2022:

Commitments:
in €’000	2021	2022
less than one year	13,400	48,678
between more than one and less than two years	26,757	92,955
between more than two and less than three years	68,948	105,171
between more than three and less than four years	61,951	115,711
more than four years	522,733	565,481
Total	693,789	927,996

Commitments for licenses not yet capitalized amount to €689.9 and €694.3 million as of December 31, 2021 and 2022, respectively.